SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES (Details) - Convertible Promissory Notes Related Parties [Member]	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 7,500,000
Total	$ 7,500,000